Note 8 - Preferred Stock	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Preferred Stock [Text Block]
(
8
) PREFERRED STOCK:

The Company’s Articles of Incorporation provide for
5,000,000
shares of “blank check” preferred stock. At
December 31, 2018,
no
shares of preferred stock were outstanding or designated.

In
October 2017,
the Company designated
50,000
shares of preferred stock as Series B Convertible Preferred Stock and issued an aggregate of
35,600
of such shares in connection with the private placements described in Note
7
above. Each share of Series B Preferred Stock was convertible into
400
shares of Common Stock, had a liquidation preference of
$100
per share, and did
not
entitle the holder to special dividends. The Series B Preferred Stock automatically converted into common stock in
2018.
Please read Note
7,
Equity Transactions, to these consolidated financial statements.